Consolidated and Combined Carve-Out Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	[2]	Dec. 31, 2014	[2]	Dec. 31, 2013	[4]
Statement of Comprehensive Income [Abstract]
Net income	$ 40,442	[1]	$ 27,392	[1]	$ 15,064	[3]
Other comprehensive income, net of tax	0		0		0
Comprehensive income	$ 40,442		$ 27,392		$ 15,064

[1]	2015 and 2014 refers to the Consolidated Statements of Cash Flows
[2]	2015 and 2014 refers to the Consolidated Statements of Operations
[3]	2013 refers to the Consolidated and Combined Carve-Out Statement of Cash Flows
[4]	2013 refers to the Consolidated and Combined Carve-Out Statement of Operations